Commitments and Contingencies - Schedule of Lease Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Expense [Abstract]
Office and Plane Leases			$ 725,501	$ 2,243,971
Less accumulated amortization			(139,191)	(610,764)
Right-of-use asset, net			586,310	1,633,207
Office and Plane Leases			567,423	1,822,053
Less: current portion			331,137	(547,439)
Long term portion			236,286	1,274,614
Operating lease cost	$ 67,077	$ 18,519	162,862	488,047
Short term lease cost			108,800
Total lease cost	67,077	18,519	271,662	488,047
Operating lease payments	$ 64,829	$ 7,289	$ 162,862	$ 323,292
Weighted average remaining lease term (in years):		2 years 5 months 1 day	1 year 8 months 8 days	6 years 3 months
Weighted average discount rate:		5.50%	6.25%	12.50%